COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 11: -	COMMITMENTS AND CONTINGENT LIABILITIES

a. Lease commitments:

The Group's facilities are leased under several lease agreements.

In addition, the Company has various operating lease agreements with respect to motor vehicles.

Lease expenses of office rent and vehicles for the years ended December 31, 2022, 2021 and 2020 were approximately $3,784, $3,141 and $3,282, respectively. Expenses for short- term leases in 2022 were $82.

The following table represents the weighted-average remaining lease term and discount rate:

	Year ended December 31,
	2022	2021

Weighted average remaining lease term	2.1 years	2.9 years
Weighted average discount rate	1.49%	1.39%

The discount rate was determined based on the estimated collateralized borrowing rate of the Company, adjusted to the specific lease term and location of each lease.

Cash paid for amounts included in measurement of lease liabilities during the years ended 2022, 2021 and 2020 were $2,843, $3,253, and $3,812, respectively.

Maturities of operating lease liabilities were as follows:

Year ending December 31,
2023	2,553
2024	2,090
2025	526
2026 and thereafter	21

Total lease payments	5,190

Less - imputed interest	(69)

Present value of lease liabilities	5,121

During the year ended December 31, 2022 the short-term maturities of operating lease liabilities which were not recognized under ASU No. 2016-02, Leases (ASC 842) were $126.

b. Liens and guarantees:

As of December 31, 2022, the Company has provided bank guarantees in respect of performance obligation to customers in an aggregate amount of approximately $576, in addition to bank guarantees in favor of leases agreements in an aggregate amount of approximately $411.

c. Litigations:

On November 2, 2021 two founders and six employees of Netonomy Ltd., a company acquired by Allot in January, 2018, filed a civil claim against Allot (the “plaintiffs”), alleging that Allot breached certain clauses of the share acquisition agreement claiming damages in the amount of app. NIS 2.6M.  Allot has filed its defense statement refuting all claims and denying any breach and obligation to compensate. As of December 31, 2022, the results of this claim were uncertain. On March 6, 2023 the Company signed a settlement agreement with the two founders. There are ongoing legal proceedings against the rest. See Note 18.